Offerings - Offering: 1	Sep. 24, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2034
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	0.99673
Maximum Aggregate Offering Price	$ 448,528,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 66,203
Offering Note
(1) The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2) Calculated in accordance with Rule 457(r) of the Securities Act. This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s registration statement on Form
S-3ASR
filed with the U.S. Securities and Exchange Commission on September 19, 2024 (File
No. 333-282208).